Other income and other expense	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other income and other expense	Other income and other expense
Other income and other expense consisted of the following (in thousands):

	Year ended December 31,
	2024	2023
Other income
Gain on disposition of property and equipment	$178	$3
Miscellaneous gain	358	199
Total	$536	$202

	Year ended December 31,
	2024	2023
Other expense
Loss on disposition of property and equipment	$2	$1
Miscellaneous loss	207	235
Total	$209	$236